SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

21.SHARE-BASED COMPENSATION

Kaixin incentive plans

(a)	Kaixin Auto Holdings Incentive Plan (the “Kaixin 2019 Plan”)

On April 30, 2019, KAH adopted Kaixin 2019 Plan, whereby 4,715,700 ordinary shares of KAH are made available for future grant for employees of KAH share options or restricted shares.

On May 3, 2019 (the “Replacement Date”), the Company’s board of directors approved a directive to replace all the outstanding share options granted during the year ended December 31, 2018 under the 2018 Plan to 144 employees with 2,186,364 options and 2,183,828 restricted shares. The exercise price of the options was reduced from $1.70 per share to $0.01 per share. The replacement options were subject to graded vesting over three years from the Replacement Date, in which  25% ~ 62.5% of the options granted to each individual vest on the grant date immediately and 1/36 of their remaining options vests monthly subsequent to the Replacement Date. For the restricted shares, there were 205,215 replacement restricted shares granted to certain employees vested immediately and 917,738 replacement restricted shares were subject to graded vesting, which were vested 1/4 annually starting from January 1, 2020. The remaining replacement restricted shares were subject to graded vesting over three years from the Replacement Date, in which 62.5% of the total restricted shares vest on the grant date immediately and 1/36 of the remaining restricted shares vests monthly subsequent to the Replacement Date.

21.SHARE-BASED COMPENSATION CONTINUED

(b)	Kaixin Auto Holdings Incentive Plan (the “Kaixin 2020 Plan”)

On November 17, 2020, the board of directors of KAH approved the Kaixin 2020 Plan, under which, up to 5,000,000 ordinary shares may be granted as awards in form of share options, restricted shares or restricted shares units. In the event of a change in control or another transaction having a similar effect, then any incentives granted under the 2020 Incentive Plan shall be deemed vested immediately. No such award has been granted during the year ended December 31, 2020. The Company has granted 5,181,778 restricted shares under the Kaixin 2020 Plan in 2021.

(c) Kaixin Auto Holdings Incentive Plan (the “Kaixin 2021 Plan”)

On July 12, 2021, the board of directors of KAH approved the Kaixin 2021 Plan. The maximum number of ordinary shares that may be delivered pursuant to awards granted under the Kaixin 2021 Plan is 26,596,000. As of December 31, 2021, the Company has granted 20,535,000 restricted shares under the Kaixin 2021 Plan.

(d) Kaixin Auto Holdings Incentive Plan (the “Kaixin 2022 Plan”)

On May 16, 2022, the board of directors of KAH approved the Kaixin 2022 Plan. The maximum number of ordinary shares that may be delivered pursuant to awards granted under the Kaixin 2022 Plan is 39,500,000. As of December 31, 2022, the Company has granted 38,500,000 restricted shares under the Kaixin 2022 Plan.

In determining the fair value of share options in 2019, a binomial option pricing model is applied. Assumptions used to estimate the fair values of the share options granted or modified on grant date were as follows:

Grant date
Risk-free interest rate (1)	2.50-3.00%
Volatility (2)	45%-46%
Expected term (in years) (3)	10
Exercise price (4)	$0.01
Dividend yield (5)	—
Fair value of underlying ordinary share (6)	$2.12-$3.36
(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options, and the country risk spread between China and United States was considered.

(2)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)	Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)	Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(5)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

21.SHARE-BASED COMPENSATION-CONTINUED

(6)	Fair value of underlying ordinary shares

Prior to the consummation of the listing, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third-party appraiser. The fair values of the underlying ordinary shares on each date of the grant after April 30, 2019, were the closing prices of the Company’s ordinary shares traded in the Stock Exchange.

The estimated fair value of restricted shares granted on each date of the grant under Kaixin 2020 Plan and Kaixin 2021 plan were the closing prices on the relevant grant date of the Company’s ordinary shares traded in the Stock Exchange.

A summary of the Company’s share options activities held by the Company’s employees for the year ended December 31, 2022 was as follows:

			Weighted
			average	Weighted
		Weighted	grant day	Average
		Average	fair	Remaining	Aggregate
Options Granted to Employees	Number of	Exercise	Value per	Contractual	Intrinsic
and Directors	Shares	Price	shares	Years	value
Outstanding as of December 31, 2021	167,151	0.02	3.17	0.99	1.12
Forfeited	(145,478)	0.02	3.17	—	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding as of December 31, 2022	21,673	0.02	3.17	6.34	0.27
Expected to vest as of December 31, 2022	—	—	—	—	—
Exercisable as of December 31, 2022	21,673	0.02	3.17	6.34	0.27

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $0.29 of the Company’s ordinary share on December 31,2022.

As of December 31, 2022, there was approximately $462 of total unrecognized compensation cost related to unvested share options. The unrecognized compensation costs are expected to be recognized over a weighted average period of 2.66 years.

A summary of the nonvested restricted shares activity as of December 31, 2022 is as follows:

		Weighted average fair value
	Number of nonvested	per ordinary share
	restricted shares	at the grant dates
Outstanding as of December 31, 2021	5,441,630	2.55
Forfeited	(5,000,000)	0.94
Granted	43,500,000	0.87
Vested	38,911,292	1.03
Unvested as of December 31, 2022	5,030,339	1.34

As of December 31, 2022, there was approximately $7,308 of total unrecognized compensation cost related to unvested restricted shares. The unrecognized compensation costs are expected to be recognized over a weighted average period of 5.10 years.

The total fair value of shares vested during the years ended December 31, 2020, 2021 and 2022 was nil, 38,669 and $40,078.

21.SHARE-BASED COMPENSATION-CONTINUED

Total share-based compensation expense of share-based awards granted to employees and directors for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the Years ended December 31,
	2020	2021	2022
Selling and marketing	$—	$264	$239
Research and development	—	55	44
General and administrative	—	41,270	39,027
Total share-based compensation expense	$—	$41,589	$39,310